Fair Value	12 Months Ended
Dec. 31, 2024
Fair Value
Fair Value

(19) Fair Value

ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 applies to all financial instruments that are being measured and reported on a fair value basis. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; it also establishes a fair value hierarchy that prioritizes the inputs used in valuation methodologies into the following three levels:

●	Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities.
●	Level 2 Inputs—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 Inputs—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or other valuation techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy is set forth below.

The following table represents financial instruments reported on the consolidated statements of condition at their fair value as of December 31, 2024 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in Thousands)
		Quoted
		Prices in
		Active	Significant
	Assets/Liabilities	Markets for	Other	Significant
	Measured at	Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
	December 31, 2024	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale debt securities
Residential mortgage-backed securities	$4,835,176	$—	$4,835,176	$—
States and political subdivisions	152,741	—	152,741	—
Equity Securities	5,394	5,394	—	—
	$4,993,311	$5,394	$4,987,917	$—

The following table represents financial instruments reported on the consolidated balance sheets at their fair value as of December 31, 2023 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in Thousands)
		Quoted
		Prices in
		Active	Significant
	Assets/Liabilities	Markets for	Other	Significant
	Measured at	Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
	December 31, 2023	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$4,660,099	$—	$4,660,099	$—
States and political subdivisions	162,242	—	162,242	—
Equity Securities	5,417	5,417	—	—
	$4,827,758	$5,417	$4,822,341	$—

For the years ended December 31, 2024 and December 31, 2023, debt investment securities available-for-sale are classified within Level 2 of the valuation hierarchy. Equity securities with readily determinable fair values are classified within Level 1. For debt securities classified as Level 2 in the fair value hierarchy, we obtain fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the bond’s terms and conditions, among other things.

Certain financial instruments are measured at fair value on a nonrecurring basis. They are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

The following table represents financial instruments measured at fair value on a non-recurring basis as of and for the period ended December 31, 2024 by level within the fair value measurement hierarchy:

Fair Value Measurements at Reporting
Date Using
(in thousands)
Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets for	Other	Significant	Net
	Period ended	Identical	Observable	Unobservable	Provision
	December 31,	Assets	Inputs	Inputs	During
	2024	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Watch List—Doubtful loans	$169,246	$—	$—	$169,246	$14,662
Other real estate owned	11,537	—	—	11,537	632

The following table represents financial instruments measured at fair value on a non-recurring basis as of and for the year ended December 31, 2023 by level within the fair value measurement hierarchy:

Fair Value Measurements at Reporting
Date Using
(in thousands)
Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets	Other	Significant	Net
	Year ended	for Identical	Observable	Unobservable	Provision
	December 31,	Assets	Inputs	Inputs	During
	2023	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Watch List—Doubtful loans	$46,124	$—	$—	$46,124	$10,221
Other real estate owned	307	—	—	307	2,538

Our assets measured at fair value on a non-recurring basis are limited to loans classified as Watch List—Doubtful and other real estate owned. The tabular disclosures above include only those loans or other real estate owned that had a change in the provision for credit loss during the reporting period or for which a new specific provision for credit loss was established during the reporting period.  The fair value of Watch List—Doubtful loans is derived in accordance with FASB ASC Subtopic 326-10, “Financial Instruments – Credit Losses - Overall”. They are primarily comprised of collateral-dependent commercial loans. As the primary sources of loan repayments decline, the secondary repayment source, the collateral, takes on greater significance. Correctly evaluating the fair value becomes even more important. Re-measurement of the loan to fair value is done through a specific valuation allowance included in the allowance for credit losses (“ACL”). The fair value of the loan is based on the fair value of the collateral, as determined through either an appraisal or internal evaluation process. The basis for our appraisal and appraisal review process are applicable regulatory guidelines, including regulatory appraisal laws and the Uniform Standards of Professional Appraisal Practice, which are incorporated into our lending policy.  All collateral dependent loans are evaluated in accordance with our lending policy to assess if a third-party appraisal is required to be obtained as part of our credit underwriting and monitoring process.  Collateral dependent loans that do not meet the requirements for a third-party appraisal are required to undergo an internal evaluation by our in-house independent appraisal staff.

Our determination to either seek an appraisal or to perform an internal evaluation is performed by our credit quality committee, which analyzes the existing collateral values of the doubtful loans and identifies obsolete appraisals or internal evaluations. The credit quality committee reviews the existing appraisal to determine if the collateral value is reasonable in view of the current use of the collateral and the economic environment related to the collateral.  The ultimate decision on the appropriate action is made by our independent credit administration team. A new appraisal is not required if an internal evaluation, as performed by our in-house independent appraisal staff, is able to appropriately update the original appraisal assumptions to reflect current market conditions and provide an estimate of the collateral’s market value for analysis of the doubtful loan. The internal evaluations must be in writing and contain sufficient information detailing the analysis, assumptions and conclusions, and they must support performing an evaluation in lieu of ordering a new appraisal.

As of December 31, 2024, we had $168,621,000 of doubtful commercial collateral-dependent loans, of which $110,583,000 had an appraisal performed within the immediately preceding rolling twelve-month period, and of which $0 had an internal evaluation performed within the immediately preceding rolling twelve-month period. As of December 31, 2023, we had approximately $46,491,000 of doubtful commercial collateral-dependent loans, of which $1,272,000 had an appraisal performed within the immediately preceding rolling twelve-month period and of which $35,061,000 had an internal evaluation performed within the immediately preceding rolling twelve-month period.

Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate owned is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal) within Level 3 of the fair value hierarchy. Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the ACL (formerly allowance for probable loan losses), if necessary. The fair value is reviewed periodically, and subsequent write downs are made accordingly through a charge to operations. Other real estate owned is included in other assets on the consolidated financial statements. For the twelve months ended December 31, 2024, 2023, and 2022, we recorded approximately $2,228,000, $0, and $2,000, respectively, in charges to the ACL in connection with loans transferred to other real estate owned. For the twelve months ended December 31, 2024, 2023, and 2022, we recorded approximately $632,000, $2,538,000, and $1,627,000, respectively, in adjustments to fair value in connection with other real estate owned.

The fair value estimates, methods, and assumptions for our financial instruments at December 31, 2024 and December 31, 2023 are outlined below.

Cash and Cash Equivalents

For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment securities held-to-maturity

The carrying amounts of investments held-to-maturity approximate fair value.

Investment Securities

For debt investment securities, which may include U.S. Treasury securities, obligations of other U.S. government agencies, obligations of states and political subdivisions and mortgage pass through and related securities, fair values are from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. See disclosures of fair value of investment securities in Note 2 – Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments.

Loans

Fair values are estimated for portfolios of loans with similar financial characteristics.

For variable rate performing loans, the carrying amount approximates the fair value. For fixed rate performing loans, the fair value is calculated by discounting scheduled cash flows using current interest rates at which similar loans with similar terms would be made to borrowers of similar credit quality. Fixed rate performing loans are within Level 3 of the fair value hierarchy. At December 31, 2024 and December 31, 2023, the carrying amount of fixed rate performing loans was $1,216,156,000 and $1,199,347,000, respectively, and the estimated fair value was $1,154,862,000 and $1,073,892,000, respectively.

Accrued Interest

The carrying amounts of accrued interest approximate fair value.

Deposits

The fair value of deposits with no stated maturity, such as non-interest bearing demand deposit accounts, savings accounts and interest-bearing demand deposit accounts, was equal to the amount payable on demand as of December 31, 2024 and December 31, 2023. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is based on currently offered rates. Time deposits are within Level 3 of the fair value hierarchy. At December 31, 2024 and December 31, 2023, the carrying amount of time deposits was $2,899,543,000 and $2,425,177,000, respectively, and the estimated fair value was $2,895,245,000 and $2,428,681,000, respectively.

Securities Sold Under Repurchase Agreements

Securities sold under repurchase agreements are short-term maturities. Due to the contractual terms of the instruments, the carrying amounts approximated fair value at December 31, 2024 and December 31, 2023.

Junior Subordinated Deferrable Interest Debentures

We currently have floating rate junior subordinated deferrable interest debentures outstanding. Due to the contractual terms of the floating rate junior subordinated deferrable interest debentures, the carrying amounts approximated fair value at December 31, 2024 and December 31, 2023.

Other Borrowed Funds

We currently have long-term borrowings issued from the Federal Home Loan Bank (“FHLB”). The long-term borrowings outstanding at December 31, 2024 and December 31, 2023 are fixed-rate borrowings and the fair value is based on established market spreads for similar types of borrowings. The fixed-rate long-term borrowings are included in Level 2 of the fair value hierarchy. At December 31, 2024 and December 31, 2023, the carrying amount of the fixed-rate long-term FHLB borrowings was $10,541,000 and $10,745,000, respectively, and the estimated fair value was $10,541,000 and $10,745,000, respectively.

Commitments to Extend Credit and Letters of Credit

Commitments to extend credit and fund letters of credit are principally at current interest rates and therefore the carrying amount approximates fair value.

Limitations

Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time of our entire holdings of a particular financial instrument. Because no market exists for a significant portion of our financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on-and off-statement of condition financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets or liabilities include the bank premises and equipment and core deposit value. In addition, the tax ramifications related to the effect of fair value estimates have not been considered in the above estimates.